Average Annual Total Returns - Direxion Daily MSCI Brazil Bull 2X Shares	Direxion Daily MSCI Brazil Bull 2X Shares 1 Year	Direxion Daily MSCI Brazil Bull 2X Shares 5 Years	Direxion Daily MSCI Brazil Bull 2X Shares Since Inception	Direxion Daily MSCI Brazil Bull 2X Shares Inception Date	Direxion Daily MSCI Brazil Bull 2X Shares Return After Taxes on Distributions 1 Year	Direxion Daily MSCI Brazil Bull 2X Shares Return After Taxes on Distributions 5 Years	Direxion Daily MSCI Brazil Bull 2X Shares Return After Taxes on Distributions Since Inception	Direxion Daily MSCI Brazil Bull 2X Shares Return After Taxes on Distributions Inception Date	Direxion Daily MSCI Brazil Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily MSCI Brazil Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily MSCI Brazil Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily MSCI Brazil Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	MSCI Brazil 25/50 Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Brazil 25/50 Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Brazil 25/50 Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI Brazil 25/50 Index (reflects no deduction for fees, expenses or taxes) Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	(91.34%)	(21.39%)	(45.89%)	Apr. 10, 2013	(91.36%)	(21.56%)	(45.95%)	Apr. 10, 2013	(54.07%)	(13.72%)	(16.64%)	Apr. 10, 2013	(19.08%)	15.65%	(1.71%)	Apr. 10, 2013	18.40%	15.22%	14.25%	Apr. 10, 2013